Employment Costs	12 Months Ended
Dec. 31, 2017
Employment Costs
Employment Costs

11.	EMPLOYMENT COSTS

During the year ended December 31, 2017, the Group recorded $16,342 (2016 – $10,626) in salaries and benefits, including share-based payments of $5,858 (2016 – $2,995) and amounts paid to HDSI for services provided to the Group by HDSI personnel (note 8(b)).